Exchange rates - Schedule of Foreign Exchange Rate (Detail)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Sterling [member]
Disclosure of exchange rates [line items]
Average	0.81	0.73	0.78
Closing	0.83	0.74	0.73
Euro [member]
Disclosure of exchange rates [line items]
Average	0.95	0.85	0.88
Closing	0.94	0.88	0.81